Income Taxes (Tables)	12 Months Ended
Apr. 29, 2011
Income Taxes
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Fiscal Year
(in millions)	2011	2010	2009
U.S.	$1,447	$1,557	$984
International	2,276	2,412	1,456
Earnings before income taxes	$3,723	$3,969	$2,440

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:
	Fiscal Year
(in millions)	2011	2010	2009
Current tax expense:
U.S.	$379	$527	$264
International	189	239	291
Total current tax expense	568	766	555
Deferred tax expense (benefit):
U.S.	49	106	(51)
International	10	(2)	(134)
Net deferred tax expense (benefit)	59	104	(185)
Total provision for income taxes	$627	$870	$370

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(in millions)	April 29, 2011	April 30, 2010
Deferred tax assets:
Inventory (intercompany profit in inventory and excess of tax over book valuation)	$366	$426
Stock-based compensation	233	214
Accrued liabilities	169	130
Net operating loss and credit carryforwards	149	119
Other	135	118
Federal and state benefit on uncertain tax positions	133	133
Pension and post-retirement benefits	124	150
Unrealized loss on equity investments	17	16
Warranty reserves	12	11
Allowance for doubtful accounts	11	14
Convertible debt interest	5	14
Unrealized currency loss	-	28
Total deferred tax assets (net of valuation allowance)	1,354	1,373

Deferred tax liabilities:
Intangible assets	(691)	(652)
Realized loss on derivative financial instruments	(112)	(113)
Accumulated depreciation	(89)	(43)
Other	(41)	(48)
Unrealized currency gain	(26)	-
Unrealized gain on available-for-sale securities and derivative financial instruments	(10)	(62)
Total deferred tax liabilities	(969)	(918)

Deferred tax assets, net	$385	$455

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company’s effective income tax rate varied from the U.S. Federal statutory tax rate as follows:

	Fiscal Year
	2011	2010	2009
U.S. Federal statutory tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
U.S. state taxes, net of Federal tax benefit	0.3	0.5	0.6
Research and development credit	(1.2)	(0.6)	(1.6)
Domestic production activities	(0.5)	(0.3)	(0.5)
International	(19.1)	(16.7)	(20.7)
Puerto Rico Excise Tax	(0.6)	-	-
Impact of special charges, restructuring charges, certain litigation charges, net, and acquisition-related items	2.3	2.0	9.5
Reversal of excess tax accruals	(1.7)	-	(5.4)
Retiree medical subsidy law change	-	0.4	-
Other, net	2.3	1.6	(1.7)
Effective tax rate	16.8%	21.9%	15.2%

Reconciliation of Unrecognized Tax Benefits [Table Text Block]
	Fiscal Years
(in millions)	2011	2010	2009
Gross unrecognized tax benefits at beginning of fiscal year	$538	$431	$455
Gross increases:
Prior year tax positions	151	51	3
Current year tax positions	172	74	106
Gross decreases:
Prior year tax positions	(57)	(14)	(116)
Settlements	(32)	(4)	(15)
Statute of limitation lapses	(3)	-	(2)
Gross unrecognized tax benefits at end of fiscal year	$769	$538	$431